UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21179

          BlackRock New York Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.4%
			New York—134.8%
			Dorm. Auth.,
AAA	$ 5,000		Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	$ 5,227,850
AAA	7,000		Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,181,510
AAA	2,500		Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,628,175
AAA	3,160		Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,274,392
Aa3	3,000		Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,082,020
AAA	10,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	3,058,300
AAA	5,000		New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,082,150
AAA	7,000		New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,139,440
AAA	2,000		Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,055,700
AAA	3,500		Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,616,130
AAA	7,000	[3]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,170,660
AAA	2,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,104,200
BBB-	1,000		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj.,
			6.25%, 8/01/34	08/13 @ 100	1,034,270
			Met. Transp. Auth.,
AAA	1,085		Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,127,510
AAA	8,470		Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,730,114
AAA	5,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,273,200
AAA	10,000		Met. Transp. Auth. Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,292,900
			Met. Transp. Auth.,
AAA	5,000	[4]	Ded. Tax Fund,, Ser. A, 5.00%, 11/15/11, FGIC	N/A	5,399,250
AAA	2,660		Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,805,342
A	2,500		New York City Indl. Dev., Agcy. Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,565,075
AAA	3,500		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,601,535
AAA	6,000		New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,183,300
AAA	5,000		New York City Trust Cultural Recs., American Museum of Natural History Proj., Ser. A,
			5.00%, 7/01/44, MBIA	07/14 @ 100	5,125,950
BBB	3,320		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,464,188
AAA	6,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,239,160
AAA	10,000		Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,319,200
BBB	6,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	6,134,340

					129,915,861

			Puerto Rico—20.6%
BBB	7,600		Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	7,715,292
A	5,000		Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ. Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	5,002,450
AAA	6,515		Puerto Rico Comwlth Hwy. & Transp. Auth., Ser. L, 5.25%, 7/01/41	No Opt. Call	7,179,400

					19,897,142

			Total Long-Term Investments (cost $145,509,411)		149,813,003

1

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—0.7%
650	AIM Tax Free Investment Co. Cash Reserve Portofolio (cost $650,000)	$ 650,000

	Total Investments—156.1% (cost $146,159,4115)	$150,463,003
	Other assets in excess of liabilities—2.0%	1,962,220
	Preferred shares at redemption value, including dividends payable—(58.1)%	(56,023,481)

	Net Assets Applicable to Common Shareholders—100%	$ 96,401,742

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $717,066 on 122 short U.S. Treasury Note futures contracts expiring December 2005, 90 short U.S. Treasury Note futures contracts expiring March 2006 and 77 short U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $31,659,813, with an unrealized gain of $407,142.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Cost for Federal tax purposes is $146,169,348. The net unrealized appreciation on a tax basis is $4,293,655, consisting of $4,588,101 gross unrealized appreciation and $294,446 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 80.9% of the Trust’s managed assets. The Trust had the following insurance concentrations:

ACA	—	5.1%
AMBAC	—	38.5%
FGIC	—	9.6%
FSA	—	5.7%
MBIA	—	19.4%
XLCA	—	2.2%
OTHER	—	0.4%

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Insured Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006